Revisions of Financial Statements for the Fiscal Quarters during Fiscal Year 2020 (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Cost of revenues	$ 1,396,219	$ 1,615,239	$ 1,379,701	$ 2,994,940	$ 4,391,159	$ 6,209,724	$ 4,633,844
Gross profit	1,674,327	1,690,964	1,813,189	3,504,153	5,178,480	6,363,552	6,189,273
Product development	874,787	623,501	610,902	1,234,403	2,109,190	3,206,310	5,565,097
Selling, general and administrative	5,678,242	4,883,172	3,601,714	8,484,886	14,163,128
Net loss	$ (4,744,129)	$ (3,763,695)	$ (2,326,332)	$ (6,090,027)	$ (10,834,156)	$ (16,384,104)	$ (12,403,215)
Net loss per share	$ (0.38)	$ (0.34)	$ (0.21)	$ (0.56)	$ (0.96)	$ (1.31)	$ (2.05)
As reported [Member]
Cost of revenues	$ 1,420,909	$ 1,638,840	$ 1,397,361	$ 3,036,201	$ 4,457,110
Gross profit	1,649,637	1,667,363	1,795,529	3,462,892	5,112,529
Product development	1,632,353	1,261,509	1,130,880	2,392,389	4,024,742
Selling, general and administrative	5,500,837	4,796,404	3,583,815	8,380,219	13,881,056
Net loss	$ (5,348,980)	$ (4,338,536)	$ (2,846,071)	$ (7,184,607)	$ (12,533,587)
Net loss per share	$ (0.43)	$ (0.40)	$ (0.26)	$ (0.66)	$ (1.11)
Adjustment [Member]
Cost of revenues	$ (24,690)	$ (23,601)	$ (17,660)	$ (41,261)	$ (65,951)
Gross profit	24,690	23,601	17,660	41,261	65,951
Product development	(757,566)	(638,008)	(519,978)	(1,157,986)	(1,915,552)
Selling, general and administrative	177,405	86,768	17,899	104,667	282,072
Net loss	$ 604,851	$ 574,841	$ 519,739	$ 1,094,580	$ 1,699,431